Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Business and Organization

NOTE 1 — BUSINESS AND ORGANIZATION

Benefactum Alliance is a holding company incorporated under the laws of British Virgin Islands on March 15, 2016. On April 7, 2016, Benefactum Alliance incorporated Benefactum Sino Limited (“Benefactum Sino”) in Hong Kong SAR. Benefactum Sino, in turn, incorporated Benefactum Alliance (Shenzhen) Investment Consulting Company Limited (“Benefactum Shenzhen” or “WFOE”) in the People’s Republic of China with a registered capital of RMB 100,000 on April 21, 2016. WFOE has entered into a series of contractual agreements with Benefactum Alliance Business Consultant (Beijing) Co., Ltd. (“Benefactum Beijing”), a company incorporated in the People’s Republic of China on September 10, 2013 with a registered capital of RMB 50,000,000.

Benefactum Beijing provides private lending platforms and financial consulting services through its own offices and Ningsheng’s private lending business in the PRC~~.~~

NOTE 1 — BUSINESS AND ORGANIZATION

Benefactum Alliance Business Consultant (Beijing) Co., Ltd. (“Benefactum Beijing” or the “Company) is incorporated in Beijing of the People’s Republic of China (“the PRC”) on September 10, 2013.

Ningsheng Financial Information Service (Shanghai) Ltd. (“Ningsheng”) is Benefactum Beijing’s majority shareholder and had five branch offices which carry on the same business as Benefactum Beijing and are managed by Benefactum Beijing’s management team.

During 2015, Benefactum Beijing legally acquired Ningsheng’s private lending platform business with the consideration equal to the net assets of the business. The acquisition was accounted for as a common control transaction and has been retroactively applied.

Benefactum Beijing provides private lending platforms and financial consulting services through its own offices and Ningsheng’s private lending business in the PRC.